Share repurchase program (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares
Repurchase of shares cost				¥ 205,886				¥ 5,882,156
Payments under share repurchase program involving capped call options								2,007,100
Proceeds from settlement of capped call options						¥ 737,501		¥ 1,463,218
ADS
Authorized amount | $	$ 1,000,000	$ 1,000,000	$ 1,000,000
Repurchase period (in months)	12 months	24 months
Shares repurchased during the year (in ADS shares) | shares			1,396,200	1,396,200			31,065,784	31,065,784
Repurchase of shares cost			$ 29,999	¥ 205,886			$ 800,000	¥ 5,338,276
Weighted average repurchase price (in dollars per ADS) | $ / shares			$ 21.48				$ 25.75
Payments under share repurchase program involving capped call options							$ 300,000	2,007,100
Proceeds from settlement of capped call options					$ 107,239	¥ 737,501	$ 216,220	¥ 1,463,218